Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
DEUTSCHE DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
DEUTSCHE DWS VARIABLE SERIES II | DWS Small Mid Cap Value VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
DEUTSCHE DWS VARIABLE SERIES I | DWS Core Equity VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
DEUTSCHE DWS VARIABLE SERIES I | DWS Global Small Cap VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSESDWS Core Equity FundDWS Core Equity VIPDWS Global Small Cap FundDWS Global Small Cap VIPDWS Small Mid Cap Value VIPThe following disclosure is added under the “PRINCIPAL INVESTMENT STRATEGIES” heading contained within the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of each fund's prospectus(es).Derivatives. Portfolio management may use put options, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.The following disclosure is added under the “MAIN RISKS” heading of the summary section of each fund's prospectus(es).Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.